Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Trade brand Maximum useful life	5.0
Estimated future cash flows discount rate based on a weighted average cost of capital	10.50%
Intangible Assets (Textual) [Abstract]
Increase in the federal excise tax per pack of cigarettes		$ 0.62
RJR Tobacco [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated future cash flows discount rate based on a weighted average cost of capital	10.25%
American Snuff [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated future cash flows discount rate based on a weighted average cost of capital	10.25%
Santa Fe [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated future cash flows discount rate based on a weighted average cost of capital	11.00%
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Trade brand Minimum useful life	1
Trade brand Maximum useful life	17